Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Schedule of Maturity Profiles of Financial Assets and Liabilities

The Company manages liquidity risk by maintaining adequate reserves and by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities. At the date of this report, the Company has 2 loan agreements with banks and state institutions, and 12 leases (see Notes 12 and 16).

For the years ended December 31, 2025 Thousands of $	Less than 1 year	1-2 years	3-7 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	10,330	-	-	10,330	10,330
Loans	-	-	80,000	80,000	76,197
Lease liabilities	2,601	2,455	7,857	12,903	10,407
Total	12,931	2,445	87,857	103,233	96,934
For the years ended December 31, 2024 Thousands of $	Less than 1 year	1-2 years	3-7 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	8,001	-	-	8,001	8,001
Loans	325	-	55,000	55,325	51,291
Lease liabilities	2,076	1,954	7,195	11,225	8,773
Total	10,402	1,954	62,195	74,551	68,065